Other Income and Expenses	12 Months Ended
Dec. 31, 2023
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Other income and expenses

9. Other income and expenses

9.1.1 Other income, net

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Government grants	721	1,865	3,963
Foreign exchange differences, net	4	1,023	(1,032)
Additional deduction of VAT	31	716	502
Bad debt recovery	1,914	849	5,201
Custody fees*	—	3,012	—
Lease termination	769	70	—
Others	198	124	66
Total other income, net	3,637	7,659	8,700

*	It’s refunded ADR custody fees received from Deutsche Bank AG.

9.1.2 Other operating expenses

The amounts recognised for the year ended December 31, 2023 mainly represented the compensation payables on contract terminations of RMB76,000 (2022: 425,000; 2021: RMB1,622,000) and loss on disposal of non-current assets of RMB691,000 (2022: RMB809,000; 2021: RMB1,112,000).

9.2 Other (income) losses

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Impairment of inventories	—	7,840	—
Impairment of property, plant and equipment	—	34,858	—
Impairment of intangible assets	—	427,314	—
Impairment of goodwill	—	237,225	—
Others	(6)	—	—
Total other income (losses)	(6)	707,237	—

Due to the severe impact of COVID-19 pandemic especially in 2022, the Group’s performance has declined significantly, failing to achieve its operational targets, leading to asset impairment. The Group accrued impairment on its assets based on its evaluation.

9.3 Finance costs

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	6,753	4,613	6,602
Interest on lease liabilities	274	235	1,082
Total finance costs	7,027	4,848	7,684

9.4 Finance income

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Bank interest income	9	33	34
Interest income on net investments in subleases	—	1	45
Total finance income	9	34	79

9.5 Depreciation, amortisation and costs of inventories

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment*	1,806	13,983	9,709
Depreciation of right-of-use assets	—	—	696
Amortisation of intangible assets	5,105	18,095	8,271
Inventories disposal	22,605	21,231	18,782
Included in selling and distribution expenses:
Depreciation of right-of-use assets	1,338	1,315	821
Included in administrative expenses:
Depreciation of property, plant and equipment	160	983	1,000
Depreciation of right-of-use assets	860	2,118	2,622
Amortisation of intangible assets	545	531	151

*	Depreciation of property, plant and equipment during the year ended December 31, 2023 decreased due to disposal of property, plant and equipment.

9.6 Research and development costs

The Group’s research and development concentrates on the development of smart music education solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).

Research and development costs of RMB6,299,000.00, RMB18,661,000.00 and RMB27,811,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the years ended December 31, 2023, 2022 and 2021, respectively.

9.7 Wages and salaries and pension scheme contributions

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	24,530	34,291	41,473
Equity-settled share-based payment expenses	4,057	15,208	53,933
Pension scheme contributions	3,284	3,933	3,485

At December 31, 2023, 2022 and 2021, the Group had no forfeited contributions available to reduce its contributions to the pension scheme in future years.